Overview of the Company	12 Months Ended
Feb. 28, 2021
Overview Of The Company [Abstract]
Overview of the Company
1	Overview of the Company

Triterras, Inc. (the “Company”) was originally incorporated in the Cayman Islands.  The registered office of the Company is Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands.

On July 29, 2020, Netfin Acquisition Corp., a Cayman Islands exempted company (“Netfin”), MVR Netfin LLC, a Nevada limited liability company, as the representative of Netfin as of the date of the Business Combination Agreement and immediately prior to the closing, (the “Netfin Representative”), Triterras, Inc. (formerly Netfin Holdco) (the “Company”), Netfin Merger Sub, a Cayman Islands exempted company (“Netfin Merger Sub”), Symphonia Strategic Opportunities Limited (“SSOL”) and IKON Strategic Holdings Fund (“IKON”) (together with SSOL, the “Sellers”), entered into a Business Combination Agreement (the “Business Combination Agreement”). Pursuant to the Business Combination Agreement: (1) the Sellers agreed to sell, transfer, convey, assign and deliver to the Company all of issued and outstanding ordinary shares of Triterras Fintech Pte. Ltd. (“TFPL”)  owned by the Sellers in exchange for an aggregate of $60,000,000 in cash, 51,622,419 Holdco Ordinary Shares of the Company, and up to an additional 15,000,000 ordinary shares of the Company upon the Company meeting certain financial or share price thresholds;  and (2) Netfin Merger Sub, a wholly-owned direct subsidiary of the Company, would merge with and into Netfin, with Netfin being the surviving corporation in the merger and a wholly-owned direct subsidiary of the Company following the merger (the transactions described above, collectively, the “Business Combination”).  The Business Combination was consummated on November 10, 2020 and on such date the Company changed its name from Netfin Holdco (“Holdco”) to Triterras, Inc.

The Company is an investment holding company and the principal activities of the Group are those relating to financial technology platform solutions which facilitate trading and trade finance for small and medium sized enterprises using innovative blockchain-enabled technology.  With our investment in Trade Credit Partners the Company has become an inadvertent investment company.  See “Risk Factors” and Operating and Financial Review and Prospectus” elsewhere in this Annual Report for a discussion of the triggering events leading to a Company becoming subject the Investment Company Act and what action the Company is taking to not be subject to the Investment Company Act.

The immediate holding company as of February 28, 2021 is SSOL, a company incorporated in Mauritius. SSOL is fully owned by an individual shareholder. Prior to the Business Combination, the immediate and intermediate holding company as of February 29, 2020 are Antanium Holdings Pte. Ltd. and Antanium Global Pte. Ltd. respectively, both incorporated in Singapore.